FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

	As of June 30, 2023			As of March 31, 2023
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL

Financial assets
Cash and cash equivalents	$7,698	$-	$-	$10,545	$-	$-
Prepaid expenses and other receivables	$2,752	$-	$-	$2,689	$-	$-
Convertible note receivable, including accrued interest, net of impairment	$-	$-	$442	$-	$-	$442
Investment in associate	$-	$-	$756	$-	$-	$806
Investment in public company	$-	$3,855	$-	$-	$2,087	$-

	As of June 30, 2023		As of March 31, 2023
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$2,591	$-	$1,865	$-
Lease liability - current	$47	$-	$-	$-
Lease liability - non-current	$249	$-	$-	$-
Deferred purchase price payable - Tarus	$-	$7,864	$-	$7,179
Deferred obligation - iOx milestone	$-	$4,552	$-	$4,126